Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Principal Activities
(a)	Principal activities

Canaan Inc. (the “Company”), an exempted company with limited liability incorporated in the Cayman Islands and its subsidiaries are collectively referred to as the “Group”. The Group are principally engaged in integrated circuit (the “IC”) design and sale and lease of final system products by integrating its IC products for Bitcoin mining and related components in the People’s Republic of China (the “PRC”) and other countries and regions. The Group utilizes third-party suppliers to fabricate, package and test the IC products.

As of December 31, 2019, the Company’s subsidiaries are as follows:

Name of subsidiaries	Date of incorporation	Place of incorporation	Equity interest held	Principal activities
Canaan Creative (HK) Holdings Limited	February 22, 2018	Hong Kong	100%	Research and development of ICs
Hangzhou Canaan Creative Information Technology Co., Ltd.	April 9, 2013	Hangzhou, China	100%	Research and development of ICs
Canaan Creative Co., Ltd.	April 1, 2013	Beijing, China	100%	Research and development of ICs
Langfang Creative Technology Co., Ltd.	May 15, 2014	Langfang, China	100%	Assembly of system products
Hangzhou Ruihong Technology Co., Ltd.	June 30, 2015	Hangzhou, China	100%	Supply chain and distribution of system products
Hangzhou Lifeng Intelligence Agriculture Co., Ltd.	November 13, 2015	Hangzhou, China	100%	Distribution of system products
Hangzhou Canaan Blockchain Technology Co., Ltd.	November 11, 2016	Hangzhou, China	100%	Research and development of ICs
Canaan Convey Co., Ltd.	November 2, 2017	Beijing, China	100%	International distribution of system products
Zhejiang Avalon Technology Co., Ltd.	December 5, 2017	Hangzhou, China	100%	Distribution of system products
Canaan Mingxin (Beijing) Technology Co., Ltd.	December 24, 2018	Beijing, China	100%	International distribution of system products
Hangzhou Canaan Chuangxin Technology Co., Ltd.	December 26, 2018	Hangzhou, China	100%	Research and development of ICs

Reorganization
(b)	Reorganization

Prior to the incorporation of the Company, the Group’s business was carried out by Hangzhou Canaan Creative Information Technology Co., Ltd. (“Hangzhou Canaan”) and its subsidiaries. Hangzhou Canaan was established by co-founders Mr. Zhang Nangeng (“Mr. Zhang”), Mr. Li Jiaxuan (“Mr. Li”) and Mr. Liu Xiangfu (“Mr. Liu”) (collectively, “Co-Founders”). To facilitate offshore financing, an offshore corporate structure was formed in March 2018 (the “Reorganization”), which was carried out as follows:

1)	On February 6, 2018, the Company was incorporated in the Cayman Islands by the Co-Founders.
2)	On February 22, 2018, Canaan Creative (HK) Holdings Limited (“Canaan HK”) was incorporated in Hong Kong with 100% ownership by the Company.
3)

On March 12, 2018, Mr. Kong Jianpin (“Mr. Kong”) entered into a share transfer agreement with WWXD Limited, a Hong Kong company wholly-owned by an independent third party, whereby WWXD Limited acquired 1% of equity interest in Hangzhou Canaan from Mr. Kong at a consideration of RMB7 million.

4)

On March 21, 2018, Canaan HK acquired the 1% equity interest in Hangzhou Canaan from WWXD Limited and the remaining 99% equity interest in Hangzhou Canaan from its other shareholders at an aggregate cash consideration of RMB692,051, which was recorded as deemed distribution to these shareholders. This deemed distribution reduced retained earnings with amount of RMB404,793, and in the absence of retained earnings, reduced additional paid-in capital with amount of RMB287,258. Hangzhou Canaan then became a wholly-owned subsidiary of Canaan HK. The acquisition of equity interest was financed by a borrowing with principal of HK$885,000 withdrawn from a facility provided by CMB International Financial Limited (“CMBI Finance”) (Note 10).

As the shareholdings in the Company and Hangzhou Canaan were with a high degree of common ownership immediately before and after the Reorganization, even though no single investor controlled Hangzhou Canaan or Canaan Inc., the transaction of the Reorganization was determined as recapitalization with lack of economic substance, and was accounted for in a manner similar to a common control transaction. Consequently, the financial information of the Group is presented on a carryover basis for all periods presented. The number of outstanding shares in the consolidated balance sheets, the consolidated statements of changes in shareholders’ equity, and per share information including the net earnings (loss) per share have been presented retrospectively as of the beginning of the earliest period presented on the consolidated financial statements to reflect the final shares issued in the Reorganization.

On November 21, 2019, the Company consummated its initial public offering (the “IPO”) on the Nasdaq Global Market, where 10,000,000 American Depositary Shares (“ADSs”) were issued at the price of US$9.00 per ADS for a total gross proceeds of US$90 million. Each ADS represents 15 Class A ordinary shares.

Basis of preparation
(a)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Use of estimates
(b)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates.

The Company believes that valuation and recognition of share-based compensation, accounting estimation of variable consideration for revenue recognition, write-down for inventories and prepayments, allowance for doubtful accounts and valuation allowance for deferred tax assets reflect significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Consolidation
(c)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company and its subsidiaries, for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Functional currency and foreign currency translation
(d)	Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of comprehensive income (loss) as foreign exchange related gains or loss.

The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end exchange rates, Income and expense items are translated at average exchange rates prevailing during the fiscal year, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity on the consolidated financial statement. The exchange rates used for translation on December 31, 2018 and 2019 were US$1.00= RMB6.8632 and RMB6.9762, respectively, representing the index rates stipulated by the People’s Bank of China.

Convenience translation
(e)	Convenience translation

The unaudited United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00=RMB6.9618 on December 31, 2019, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019, or at any other rate.

Fair value of financial instruments
(f)	Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Group’s financial instruments consist principally of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and other liabilities.

As of December 31, 2018 and 2019, the carrying values of cash and cash equivalents, accounts receivable, accounts payable and other liabilities approximated to their fair values reported in the consolidated balance sheets due to the short term nature of these instruments.

On a recurring basis, the Group measures its short-term investments at fair value.

The following table sets forth the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 31, 2019	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments	—	11,005	—	11,005

As of December 31, 2018, there was no financial asset that was measured at fair value on a recurring basis.

The Group values its investments in wealth management products based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Cash and cash equivalents
(g)	Cash and cash equivalents

Cash and cash equivalents include cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.

Restricted cash
(h)	Restricted cash

Restricted cash includes cash and cash equivalents that are not readily available for the Company’s normal disbursements. Restricted cash are primarily related to cash deposits with banks and financial institutions required as part of collateral for the Company’s short-term debts (Note 10) and notes payable (Note 11) arrangements .

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230) (“ASU 2016-18”). This ASU affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This update was required to be adopted for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019, and early adoption is permitted in any interim or annual period. The Group elected to early adopt this ASU and applied this guidance retrospectively to all periods presented.

Short-term investments
(i)	Short-term investments

Short-term investments include investments in wealth management products issued by certain banks which are redeemable by the Company at any time. The wealth management products are unsecured with variable interest rates. The Company measures the short-term investments at fair value and fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The change in fair value is recorded as investment income amounted to RMB5,598, RMB3,162 and RMB3,055 in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2017, 2018 and 2019, respectively.

Accounts receivable
(j)	Accounts receivable

Accounts receivable are presented net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and based on factors listed in the following paragraph. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts on general basis taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the customers as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability.

Inventories
(k)	Inventories

Inventories, consisting of finished goods, work in process, raw materials and goods in transit, which are purchased from contract manufacturers and component suppliers. Inventories are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving and obsolete inventory, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased.

In accordance with ASC 855-10-55-1(b), the Group considers all data available, including future demand and subsequent changes in product prices that may provide additional information about the valuation of inventories at the balance sheet date.

Operating lease assets
(l)	Operating lease assets

Operating lease assets consist of lease contracts for system products for Bitcoin mining with customers, which are reclassified from inventories at the beginning of lease period. Operating lease assets are recorded at cost less accumulated depreciation and impairment losses. Depreciation is provided using a straight-line method over the estimated economic lives which is generally 18 months. Depreciation expenses are included in costs of revenues. The Group monitors accounting estimates relating to the depreciation period. Changes made to estimates are reflected in depreciation expense on a prospective basis.

Property, equipment and software
(m)	Property, equipment and software

Property, equipment and software are stated at historical cost less accumulated depreciation, amortization and impairment loss, if any. Depreciation and amortization is calculated using the straight-line method over the shorter of their estimated useful lives of these assets or the term of the related leases. The estimated useful lives are as follows:

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 to 5 years
Mechanical equipment	5 years
Motor vehicles	5 years
Software	3 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income (loss).

Construction in progress represents assets under construction. Construction in progress is transferred to property, equipment and software and depreciation or amortization commences when an asset is ready for its intended use.

Impairment of long-lived assets
(n)	Impairment of long-lived assets

For other long-lived assets including property, equipment and software and other non-current assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Contract liabilities
(o)	Contract liabilities

Cash proceeds received from customers before product delivery is recognized as contract liabilities and is recognized as revenues when revenue recognition criteria are met.

The prepayments received from customers as of December 31, 2018 and 2019 was RMB6,904 and RMB8,288, respectively. The revenue recognized during the years ended December 31, 2017, 2018 and 2019 for such contract liability was RMB1,451,RMB202,477 and RMB 6,904, respectively.

Revenue from contracts with customers (ASC 606)
(p)	Revenue from contracts with customers (ASC 606)

The Group has adopted the new revenue standard, ASC 606, Revenue from Contracts with Customers (Topic 606) for all periods presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services.

Products revenue

The Group generates revenue primarily from the sale of Bitcoin mining machines directly to a customer, such as a business or individual engaged in Bitcoin mining activities. As the Bitcoin price fluctuates, the Group may adjust the selling price of Bitcoin mining machines on a weekly basis, as customers are only willing to pay for machines based on their ability to recover their investment through mining Bitcoin over a relatively short period of time. The Group’s sales arrangements usually require a full prepayment before the delivery of products. The Group started to offer credit sales to certain significant, long-standing customers in China in 2018. The payment terms under credit sales generally consist of 50% down payment and 50% subsequent payments over a period of 90 to 180 days. With the adoption of a more dynamic pricing strategy, the Group expects to accept a lower amount of consideration (as compared to fixed and promised consideration that is set out in the sales contracts) from its credit sales customers if the price of Bitcoin decreases in the post-sale period; hence providing implicit price concession to these customers and the ultimate amount of price concessions to be provided to these credit sales customers is highly dependent on the changes of Bitcoin prices.

Revenues from product sales are recorded at the net sales price (transaction price), which includes an estimation of variable consideration which primarily results from implicit price concessions on credit sales. The amount of variable consideration is included in the transaction price to the extent it is not constrained and that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Actual amounts of consideration ultimately received may differ from the estimates. If actual results in the future vary from estimates, the Group will adjust these estimates, which would affect revenue and earnings in the period when such changes are known. With respect to the determination of variable consideration resulting from the amount of implicit price concession, since the Bitcoin market price is volatile and unpredictable and changes of Bitcoin price will greatly affect the implicit price concessions to be provided by the Group to its credit sales customers the Group historically has not been able to overcome the constraint on variable consideration at the time of product sale or at subsequent period-end dates until the Group has knowledge about the resolution of the uncertainty through payment by the customer. The Group uses all the subsequent information to the date of issuance of the financial statements to adjust the estimated variable consideration for the periods presented, representing updated information on the best estimate of the amount of transaction price that is probable of being received and therefore not constrained as of period-end. The Group will continue to monitor and evaluate historical data and other factors in determining the total transaction price (including implicit price concessions) that can be recognized for product sales on credit. During the years ended December 31, 2017, 2018 and 2019, the Group recognized price concessions provided to its customers in the amounts of nil, RMB152,755 and RMB22,392, respectively. During the year ended December 31, 2019, the adjustment to the previously estimated variable considerations was amounting to RMB27,719 (years ended December 31, 2017 and 2018: nil), which was recorded as revenue of this year.

The Group recognizes products revenue at a point in time based on management’s evaluation of when the control of the products have been passed to customers. The transfer of control is considered complete when products have been picked up by or shipped to the Group’s customers.

The Group offers a standard product warranty of no longer than 6 months that the product will operate under normal use. At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenues. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve. The amount of total warranty costs incurred was immaterial for the years ended December 31, 2017, 2018 and 2019, respectively.

Services revenue

The Company also generates a small portion of revenue from its maintenance services under separate contracts. Revenue from the maintenance service to the customer is recognized when the related services have been rendered to the customers.

Revenue from lease arrangements as lessor (ASC 842)
(q)	Revenue from lease arrangements as lessor (ASC 842)

From July 2019, the Group also started to generate revenue from the leases of system products for Bitcoin mining to its customers typically with rental periods of six months. The leases cannot generally be extended or terminated at the customer's discretion. However, upon the mutual agreement of the parties, the leases can be early terminated after three months. Rental charges are computed based on a time rate of machine’s type and rental period.  The leases of system products meet the classification of operating leases, and revenues from operating leases are recognized on a straight-line basis over the contract terms.

Value-added-tax (“VAT”) recoverable and surcharges
(r)	Value-added-tax (“VAT”) recoverable and surcharges

Value added tax recoverable represent amounts paid by the Group for purchases. The surcharges (i.e., Urban construction and maintenance tax, educational surtax, local educational surtax), vary from 10% to 12% of the value-added-tax depending on the tax payer’s location.

Cost of revenues
(s)	Cost of revenues

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists of product costs, including costs of raw material, contract manufacturers for production, shipping and handling costs, manufacturing and tooling equipment depreciation, warehousing costs and slow-moving, obsolete inventories write-downs, prepayments write-downs and tax surcharges.

Research and development expenses
(t)	Research and development expenses

Research and development expenses consist primarily of salary and welfare for research and development personnel, consulting and contractor expenses, testing and tooling materials and other expenses in associated with research and development personnel. The Group recognizes research and development expenses as expense when incurred.

Sales and marketing expenses
(u)	Sales and marketing expenses

Sales and marketing expenses consist primarily of salary and welfare for sales and marketing personnel, promotion and marketing expenses and other expenses in associated with sales and marketing personnel.

Advertising expense are expensed as incurred and included in selling and marketing expenses. The advertising expenses were RMB535, RMB2,124 and RMB2,377 for the years ended December 31, 2017, 2018 and 2019, respectively.

General and administrative expenses
(v)	General and administrative expenses

General and administrative expenses consist primarily of salary and welfare for general and administrative personnel, rental expenses and depreciation in associated with general and administrative personnel, allowance for doubtful receivables, entertainment expense, general office expense and professional service fees.

Government grants
(w)	Government grants

Government grants represent cash subsidies received from PRC government. Cash subsidies which have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits are recognized as “Other (loss) income, net” when received. Total government grants received were RMB1,042, RMB8,058 and RMB24,926 for the years ended December 31, 2017, 2018 and 2019, respectively.

VAT refunds
(x)	VAT refunds

In accordance with Caishui (2011) No. 100 issued by State Tax Bureau, Hangzhou Canaan is qualified as enterprise of selling self-developed software products and enjoying an tax refund for the excess of 3% of its actual tax burden after the VAT is levied at the 16% or 13% tax rate since April 2019. Tax refund is recognized when received. Total VAT refunds received were RMB38,811, RMB110,231 and RMB1,253 for the years ended December 31, 2017, 2018 and 2019, respectively.

Lease arrangement as lessee
(y)	Lease arrangement as lessee

Prior to the adoption of ASC 842 on January 1, 2019:

Leases, mainly leases of offices, where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. The Group had no capital leases for any of the years stated herein.

Upon and hereafter the adoption of ASC 842 on January 1, 2019:

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s consolidated balance sheets. Please refer to Note 2(af) for the disclosures regarding the Company’s method of adoption of ASC 842 and the impacts of adoption on its financial position, results of operations and cash flows.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

Employee social security and welfare benefits
(z)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the consolidated statements of comprehensive income (loss) amounted to RMB8,874, RMB20,618 and RMB23,026 for the years ended December 31, 2017, 2018 and 2019, respectively.

Income taxes
(aa)	Income taxes

The Group accounts for income taxes under the liability method. Under the liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax income rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded if it is more likely than not that some portion or all of a deferred income tax assets will not be realized in the foreseeable future.

The Group evaluates its uncertain tax positions using the provisions of ASC 740-10, Income Taxes, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Group recognizes in the financial statements the benefit of a tax position which is ‘‘more likely than not’’ to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Group’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

Share-based compensation
(ab)	Share-based compensation

The Company grants restricted shares and share options to eligible employees and accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation.

Employees’ share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at the grant date if no vesting conditions are required; or b) for share-based awards granted with only service conditions, using the graded vesting method, net of estimated forfeitures, over the vesting period; or c) for share-based awards granted with service conditions and the occurrence of an IPO as performance condition, cumulative share-based compensation expenses for the options that have satisfied the service condition should be recorded upon the completion of the IPO, using the graded vesting method; or d) for share-based awards with service conditions and other performance condition, using the graded vesting method, net of estimated pre-vesting forfeitures, over the vesting period.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation expense of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period when the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation expense and the remaining unrecognized compensation expense for the original awards over the remaining requisite service period after modification.

Share-based compensation in relation to the restricted shares is measured based on the fair market value of the Group’s ordinary shares at the grant date of the award. Prior to the listing, estimation of the fair value of the Group’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including discount rate, and subjective judgments regarding the Group’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. Share-based compensation in relation to the share options is estimated using the Binomial Option Pricing Model. The determination of the fair value of share options is affected by the share price of the Group’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined with the assistance from an independent valuation firm.

Statutory reserves
(ac)	Statutory reserves

The Group’s subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as offsetting the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group has not done so.

Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to the Company in terms of cash dividends, loans or advances.

The Group has made RMB22,732, RMB68,501 and nil appropriations to statutory reserve mainly for Hangzhou Canaan for the years ended December 31, 2017, 2018 and 2019, respectively.

Earnings (loss) per share
(ad)	Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted earnings (loss) per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s ordinary shares issuable upon the conversion of the share-based awards, using the treasury stock method.

Comprehensive income (loss)
(ae)	Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in shareholders’ equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Comprehensive income (loss) is reported in the consolidated statements of comprehensive income (loss). Accumulated other comprehensive loss of the Group include the foreign currency translation adjustments.

Segment reporting
(af)	Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Hence, the Group has only one operating segment and one reportable segment.

The Group's long-lived assets are substantially located in the PRC. The Group’s revenue segregated by geographic region is as follows:

Geographic region	For the Years Ended December 31,
	2017	2018	2019
PRC	1,197,378	2,057,632	1,063,630
Japan	—	—	236,206
United States of America	46,355	284,965	46,045
Canada	—	25,548	22,738
Hong Kong	12,264	91,028	11,216
Other foreign countries	52,086	246,118	42,788
Total	1,308,083	2,705,291	1,422,623

Recently issued accounting pronouncements
(ag)	Recently issued accounting pronouncements
i.	New and amended standards adopted by the Group:

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to classify leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification determines whether lease expense is recognized over the lease term based on an effective interest method for financing leases or on a straight-line basis for operating leases. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expenses for such lease generally on a straight-line basis over the lease term. For public entities, the guidance was effective for annual reporting periods beginning after December 15, 2018 and for interim periods within those fiscal years.

In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842), which provided an optional transition method under which financial statements may be prepared under the revised guidance for the year of adoption, but not for prior years. Under the latter method, entities will recognize a cumulative catch-up adjustment to the opening balance of retained earnings in the period of adoption.

The Company adopted ASC 842 using the modified retrospective method with an effective date of January 1, 2019 for leases that existed on that date. Prior period results continue to be presented under ASC 840 based on the accounting standards originally in effect for such periods. This standard provides a number of optional practical expedients in transition. The Company applied certain practical expedients to leases that commenced prior to the effective date as follows: (i) elect for each lease not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component; (ii) for leases that have  lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (iii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

In connection with the adoption of ASC 842, on January 1, 2019, the Company recorded an impact of RMB48,940 on its assets and RMB47,967 on its liabilities for the recognition of operating lease right-of-use-assets and operating lease liabilities, respectively, which are primarily related to the lease of the Group’s offices and warehouses. The adoption of ASC 842 did not have a material impact on the Company’s results of operations or cash flows.

ii.	New and amended standards not yet adopted by the Group:

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). This guidance requires that financial assets measured at amortized cost be presented at the net amount expected to be collected. The measurement of expected credit losses is based on historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability. In November 2018, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments-Credit Losses (“ASU 2018-19”), which clarifies certain topics included within ASU 2016-13. ASU 2016-13 and ASU 2018-19 are effective for the annual reporting period beginning after December 15, 2019, including interim periods within that reporting period. The Group reviewed the impact of this ASU on its consolidated financial statements and concluded that any cumulative-effect adjustment was immaterial.

In August 2018, the FASB released ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 modifies the disclosure requirements on fair value measurements. The provisions of ASU 2018-13 are to be applied using a prospective or retrospective approach, depending on the amendment, and are effective for interim periods and fiscal years beginning after October 1, 2020, with early adoption permitted. The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, which amends the guidance for determining whether a decision-making fee is a variable interest and requires organizations to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. The Group reviewed the impact of this ASU on its consolidated financial statements and concluded that the impact was immaterial.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this update simplify the accounting for income taxes by removing certain exceptions and amending and clarify existing guidance. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted. The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements.